Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Operating Expenses [Abstract]
Composition of Other Operating Expenses

Other operating expenses consisted of the following for the years ended December 31, 2016, 2015 and 2014:

	(in thousands)
	2016	2015	2014
Data processing	$999	$1,053	$700
Professional fees	785	907	1,054
Ohio Financial Institution and Franchise taxes	285	453	437
Advertising	605	484	405
ATM processing and other fees	570	438	448
Amortization of core deposit intangible assets	137	137	57
Postage	40	43	100
Stationery and supplies	105	99	172
FDIC assessment	269	358	331
Loan closing fees	290	191	233
Other real estate owned	46	354	273
Deposit losses (recoveries), net	27	36	(20)
Prepayment penalty on borrowings	-	-	529
Other	1,780	1,715	1,657
Total other operating expenses	$5,938	$6,268	$6,376